Label	Element	Value
AXS Short Innovation Daily ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Tradr Short Innovation Daily ETF

Ticker Symbol: SARK

Supplement dated May 15, 2024, to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated July 31, 2023, as supplemented.

Important Notice Regarding Planned Changes in Fund Names, Investment Objectives and Principal Investment Strategies

Based upon the recommendation of AXS Investments LLC, the advisor for the Funds, the Board of Trustees of the Trust has approved the below changes to each Fund’s name, investment objective, and investment strategies. Each Fund currently seeks to provide the inverse or an inverse leveraged multiple of the performance of an underlying security. The changes, which are currently expected to be implemented on or about July 15, 2024 (the “Effective Date”), will result in an increase in each Fund’s inverse leveraged multiple, as discussed in more detail below. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund’s leverage.

Changes in Fund Names

Effective on the Effective Date, each Fund’s name will be changed as follows:

Current Fund Name	New Fund Name
Tradr Short Innovation Daily ETF	Tradr 2X Short Innovation Daily ETF
Tradr TSLA Bear Daily ETF	Tradr 2X Short TSLA Daily ETF
Tradr 1.25X NVDA Bear Daily ETF	Tradr 1.5X Short NVDA Daily ETF

Changes in Investment Objective, Principal Investment Strategies and Principal Risks for the Tradr 2X Short Innovation Daily ETF

Effective on the Effective Date, the Fund’s investment objective will be changed as follows:

The Tradr 2X Short Innovation Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Effective on the Effective date, the first paragraph under the Fund’s principal investment strategies is replaced with the following:

The Fund is an actively managed exchange traded fund that attempts to achieve two times the inverse (-200%) of the return of the ARK Innovation ETF for a single day (and not for any other period) by entering into one or more swaps on the ARK Innovation ETF. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

In addition, the first sentence of the fourth paragraph under the Fund’s principal investment strategies is replaced with the following:

The Advisor expects to rebalance the Fund’s holdings daily in an attempt to maintain short exposure for the Fund equal to -200% of ARK Innovation ETF. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the ARK Innovation ETF over the same period.

Effective on the Effective Date, certain risks of the Fund will be updated as follows:

Effects of Compounding and Market Volatility Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from -200% of the daily return of the ARK Innovation ETF for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the ARK Innovation ETF’s volatility and the holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) volatility; (b) performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors – ARK Innovation ETF volatility and ARK Innovation ETF performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ARK Innovation ETF volatility and ARK Innovaiton ETF performance over a one-year period. Actual volatility, and ARK Innovation ETF and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be lower than shown.

As shown in the chart below, the Fund would be expected to lose 17.0% if ARK Innovation ETF provided no return over a one year period during which ARK Innovation ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ARK Innovation ETF’s return is flat. For instance, if ARK Innovation ETF’s annualized volatility is 100%, the Fund would be expected to lose 95.3% of its value, even if ARK Innovation ETF’s cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of ARK Innovation ETF and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of ARK Innovation ETF. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the risk factors discussed herein.

	-200% of	Volatility of the ARK Innovation ETF (annualized)
One Year Performance of ARK Innovation ETF	One Year Performance of the ARK Innovation ETF	10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The ARK Innovation ETF’s annualized historical volatility rate for the five-year period ended December 31, 2023, was 46.73%. The highest calendar year annualized volatility was 67.95% in 2022. The ARK Innovation ETF’s annualized performance for the five-year period ended December 31, 2023, was 7.75%. Historical ARK Innovation ETF volatility and performance are not indications of what the ARK Innovation ETF's volatility and performance will be in the future. The volatility of the securities that reflect the value of the ARK Innovation ETF, such as swaps, may differ from the volatility of the ARK Innovation ETF.

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and ARK Innovation ETF. Because the Fund includes a multiplier of negative of two times (-200%) ARK Innovation ETF, a single day movement in ARK Innovation ETF approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if ARK Innovation ETF subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in ARK Innovation ETF, even if ARK Innovation ETF maintains a level greater than zero at all times.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with ARK Innovation ETF, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of ARK Innovation ETF on such day.

In order to achieve a high degree of correlation with ARK Innovation ETF, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to ARK Innovation ETF may prevent the Fund from achieving a high degree of correlation with ARK Innovation ETF and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by ARK Innovation ETF’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when ARK Innovation ETF is volatile, particularly when ARK Innovation ETF is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with ARK Innovation ETF, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with ARK Innovation ETF. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to ARK Innovation ETF. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ARK Innovation ETF. Any of these factors could decrease correlation between the performance of the Fund and ARK Innovation ETF and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Risk/Return [Heading]	rr_RiskReturnHeading	AXS Short Innovation Daily ETF